Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Summary of Deposit Balances, By Type

A summary of deposit balances, by type, follows:

	December 31,
	2013	2012
	(In thousands)
Demand deposits	$255,639	$204,079
NOW deposits	210,277	180,629
Money market deposits	847,360	606,861
Regular savings and other deposits	259,608	245,634

Total non-certificate accounts	1,572,884	1,237,203

Term certificates less than $100,000	296,525	300,648
Term certificates $100,000 and greater	379,191	327,582

Total term certificates	675,716	628,230

Total deposits	$2,248,600	$1,865,433

Summary of Term Certificates, By Maturity

A summary of term certificates, by maturity, follows:

	December 31,
	2013		2012
		Weighted		Weighted
Maturing	Amount	Average Rate	Amount	Average Rate
	(Dollars in thousands)
Within 1 year	$440,178	1.08%	$350,988	1.06%
Over 1 year to 2 years	140,466	1.48	151,237	1.63
Over 2 years to 3 years	55,628	1.75	74,701	2.14
Over 3 years to 4 years	18,703	1.82	30,120	2.30
Over 4 years to 5 years	17,685	1.47	18,261	1.84
Greater than 5 years	3,056	5.13	2,923	4.44

	$675,716	1.27%	$628,230	1.42%